Note 5 – Accounts Payable – Related Party (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2021
Related Party Transactions [Abstract]
Shareholder repayments	$ 7,056
Due from Officers or Stockholders		$ 0